Land Use Rights	12 Months Ended
Dec. 31, 2024
Land Use Rights [Abstract]
LAND USE RIGHTS

NOTE 15 - LAND USE RIGHTS

The Company’s land use rights consist of the following:

	December 31,	December 31,
	2024	2023
Cost of land use rights	$3,600,311	$3,716,267
Less: Accumulated amortization	(1,013,683)	(961,825)
Land use rights, net	$2,586,628	$2,754,442

The amortization expense for the years ended December 31, 2024, 2023 and 2022 were $83,137, $84,471 and $88,794, respectively.

Amortization expense for the next five years and thereafter is as follows:

Years ended December 31,
2025	$83,137
2026	83,137
2027	83,137
2028	83,137
2029	83,137
Thereafter	2,170,943
Total	$2,586,628